UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Address of Principal Executive Offices)                  (Zip Code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP,

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

STOCKCAR STOCKS INDEX FUND

SCHEDULE OF INVESTMENTS

December 31 , 2006 (Unaudited)

NUMBER OF SHARES		MARKET VALUE

COMMON STOCKS - 96.97%
AMUSEMENT AND RECREATION SERVICES - 7.59%
17,000	Dover Motorsports, Inc.	$ 90,270
2,225	International Speedway Corp. - Class A	113,564
2,925	RC2 Corp. (a)	128,700
3,000	Speedway Motorsports, Inc.	115,200
		447,734
AUTO PARTS RETAILERS - 3.47%
2,400	Advance Auto Parts, Inc.	85,344
6,950	CSK Auto Corp. (a)	119,193
		204,537
BANKS - 2.13%
2,353	Bank of America Corp.	125,627

BUILDING MATERIALS, HARDWARE AND GARDEN SUPPLY - 5.00%
2,600	The Home Depot, Inc.	104,416
1,600	USG Corp.(a)	87,680
3,300	Lowe's Companies, Inc.	102,795
		294,891
BUSINESS SERVICES - 2.44%
5,000	Aaron Rents, Inc.	143,900

CHEMICALS AND ALLIED PRODUCTS - 2.17%
2,625	E.I du Pont de Nemours and Co.	127,864

COMMUNICATIONS - 6.44%
2,000	ALLTEL Corp.	120,960
2,115	BellSouth Corp.	99,638
4,666	Sprint Nextel Corp.	88,141
2,000	AT&T, Inc.	71,500
		380,238
CONSUMER GOODS - PERSONAL PRODUCTS - 1.96%
1,800	The Procter & Gamble Co. (Tide)	115,686

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS - 9.50%
2,975	General Electric Co. (NBC)	110,700
11,500	Infineon Technologies AG - ADR (a) (b)	161,345
13,000	Sirius Satellite Radio, Inc. (a)	46,020
2,550	Sony Corp.	109,217
2,725	Texas Instruments, Inc.	78,480
3,800	XM Satellite Radio Holdings, Inc. (a)	54,910
		560,671
FOOD AND KINDRED PRODUCTS - 17.25%
2,475	Anheuser-Busch Companies, Inc.	121,770
2,650	The Coca-Cola Co.	127,863
4,750	ConAgra Foods, Inc.	128,250
1,800	Diageo Plc.	142,758
2,250	General Mills, Inc. (Cheerios)	129,600
2,625	Kellogg Co.	131,408
1,550	Molson Coors Brewing Co.	118,482
1,885	PepsiCo, Inc.	117,907
		1,018,037
GENERAL MERCHANDISE STORES - 3.74%
2,750	Office Depot, Inc. (a)	104,968
2,025	Target Corp.	115,526
		220,494
HOME FURNITURE, FURNISHINGS AND EQUIPMENT STORES - 1.22%
4,300	RadioShack Corp.	72,154

INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT - 3.46%
1,175	The Black & Decker Corp.	93,965
1,800	Caterpillar, Inc.	110,394
		204,359
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING - 3.68%
1,050	FedEx Corp.	114,051
1,375	United Parcel Service, Inc. - Class B	103,098
		217,149
PETROLEUM REFINING AND RELATED INDUSTRIES - 9.22%
1,950	Chevron Corp.	143,384
2,000	Exxon Mobil Corp.	153,260
1,700	Marathon Oil Corp.	157,250
1,450	Sunoco, Inc.	90,422
		544,316
PROPERTY & CASUALTY INSURANCE - 2.12%
1,925	Allstate Corp.	125,337

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES - 2.36%
6,250	News Corp.- Class B	139,125

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 0.86%
650	3M Co.	50,655

RUBBER AND MISCELLANEOUS PRODUCTS - 4.43%
6,000	The Goodyear Tire & Rubber Co. (a)	125,940
4,675	Newell Rubbermaid, Inc.	135,341
		261,281
TRANSPORTATION EQUIPMENT - 7.73%
2,150	DaimlerChrysler AG (c)	132,032
11,000	Ford Motor Co.(a)	82,610
4,000	General Motors Corp.	122,880
2,500	Genuine Parts Co. (NAPA)	118,575
		456,097

WHOLESALE TRADE - NON-DURABLE GOODS - 2.11%
1,800	Ashland, Inc. (Valvoline)	124,523

	TOTAL COMMON STOCK (cost $4,766,826)	5,834,673

UNIT INVESTMENT TRUST - 0.96%
400	Standard & Poors Depository Receipts (cost $46,936)	56,664

SHORT-TERM INVESTMENTS - 0.29%
17,086	First Amer Prime Obligation Fund Class Y 4.92% (d) (cost $17,086)	17,086

	TOTAL INVESTMENTS (cost $4,830,848) - 100.10%	5,908,423

	Liabilities in excess of other assets - (0.10)%	(6,135)

	Net Assets - 100%	$ 5,902,288

(a) Non-Income producing securities
(b) ADR - American Depositary Receipt
(c) Foreign Security or U.S. security of a foreign company
(d) The rate shown is the rate in effect on December 31, 2006

NOTES TO FINANCIAL STATEMENTS
Stockcar Stocks Index Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,830,848 amounted to $1,077,575 which consisted of aggregate gross unrealized appreciation of
$1,462,000 and aggregate gross unrealized depreciation of $384,425.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/Allan Westcott

President

Date February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Allan Westcott

President

Date February 28, 2007

By /s/Angelo Alleca

Treasurer

Date February 28, 2007